THE ADVISORS’ INNER CIRCLE FUND

Edgewood Growth Fund

(Institutional Shares Ticker Symbol: EGFIX)

(Retail Shares Ticker Symbol: EGFFX)

(Service Shares Ticker Symbol: EGFSX)

Supplement Dated April 8, 2026

to the Fund’s Prospectus and Statement of Additional Information (the “SAI”)

dated January 28, 2026

This supplement provides new and additional information beyond that contained in the Fund’s Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, the Fund’s Prospectus and SAI are hereby amended and supplemented as follows:

1.)	The paragraph in the “Information about Portfolio Holdings” section of the Prospectus hereby is deleted and replaced with the following:

The Fund generally publishes a complete alphabetical list of its portfolio holdings on a monthly basis, twenty (20) days after the end of the month. The portfolio information described above can be found on the internet at https://aicfundholdings.seic.com. The portfolio holdings information placed on the website generally will remain there until such information is included in a filing with the SEC. The Adviser may exclude any portion of the Fund’s portfolio holdings from such publication when deemed to be in the best interest of the Fund. Please consult the Fund’s SAI for a full description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

2.)	The third paragraph in the “Portfolio Holdings” section of the Fund’s Statement of Additional Information is deleted and replaced with the following:

In addition to disclosure required by applicable law, the Fund provides information about its complete portfolio holdings on the internet at https://aicfundholdings.seic.com. This information is provided on a monthly basis, twenty (20) days after the end of the month, and is publicly available. The portfolio holdings information placed on the Fund's website generally will remain there until such information is included in a filing on Form N-PORT or Form N-CSR. The Adviser may exclude any portion of the Fund’s portfolio holdings from publication when deemed to be in the best interest of the Fund. The Fund may provide ratings and rankings organizations with the same information at the same time it is filed with the SEC or one day after it is made available on the internet web site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EMC-SK-012-0100